Condensed Consolidated Interim Statements of Shareholders’ Equity (Deficit) (Unaudited) (Parentheticals) - $ / shares	Dec. 31, 2021	Mar. 31, 2021
CF ACQUISITION CORP. VI
Forfeiture of Class B common stock by Sponsor at par value	$ 0.0001	$ 0.0001